Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2020
Furniture and fixtures [member] | Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Furniture and fixtures [member] | Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Computer equipment [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Other equipment [member] | Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2 years
Other equipment [member] | Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4 years
Leasehold improvement [member] | Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Leasehold improvement [member] | Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15 years